Mezzanine and Stockholders' Equity - Schedule of Warrants to Acquire Common Stock (Details) shares in Thousands	9 Months Ended
Sep. 30, 2025 $ / shares shares
Investor Warrants [Member]
Temporary Equity [Line Items]
Balance Sheet Classification	Equity
Exercise Price (in Dollars per share) | $ / shares	$ 11.5
Potential Common Stock Shares Issuable Upon Exercise	18,365	[1]
Series A Warrants [Member]
Temporary Equity [Line Items]
Balance Sheet Classification	Liability	[2],[3]
Exercise Price (in Dollars per share) | $ / shares	$ 7	[2],[3]
Potential Common Stock Shares Issuable Upon Exercise	3,206	[2],[3]
Common Stock warrants [Member]
Temporary Equity [Line Items]
Balance Sheet Classification	Liability	[3]
Exercise Price (in Dollars per share) | $ / shares	$ 7	[3]
Potential Common Stock Shares Issuable Upon Exercise	9,991	[3]
Prefunded warrants [Member]
Temporary Equity [Line Items]
Balance Sheet Classification	Liability	[3]
Exercise Price (in Dollars per share) | $ / shares	$ 0.0001	[3]
Potential Common Stock Shares Issuable Upon Exercise		[3]
Warrants [Member]
Temporary Equity [Line Items]
Potential Common Stock Shares Issuable Upon Exercise	31,562

[1]	Amount presented is net of exercises.
[2]	On March 13, 2025, the Company granted warrants to acquire approximately 23.8 million shares of Common Stock. On May 3, 2025, the exercise price of the outstanding Series A warrants was reduced from $12.00 to $7.00 due to the $75M PIPE (as defined below). The number of shares of Common Stock issuable related to the outstanding Series A warrants on May 3, 2025 was subsequently increased by approximately 171%.
[3]	See the following section entitled “Private Investment in Public Entity Financing.” Subsequent to the balance sheet date, all outstanding Common Stock warrants had been exercised.